INVESTMENTS IN DEBT AND EQUITY SECURITIES (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of debt and equity securities
Marketable securities held by the Company consist of corporate bonds and equity securities.

(in thousands of $)	2022	2021
Corporate Bonds
Balance at start of the year	9,680	9,431
Disposals during the year	(14,239)	—
Additions during the year	—	1,350
Unrealized (loss)/gain recorded in other comprehensive income	(631)	(284)
Realized gain/(loss)*	5,190	—
Accumulated other-than-temporary impairment*	—	(817)
Balance at end of the year	—	9,680

	2022	2021
Equity Securities
Balance at start of the year	11,530	19,374
Disposals during the year	(17,422)	(9,608)
Unrealized gain /(loss)*	8,389	1,087
Realized gain*	4,592	725
Foreign currency translation loss	194	(48)
Balance at the end of year	7,283	11,530

Total Investment in Debt and Equity Securities	7,283	21,210

Equity Securities pledged to creditors	—	10,238

*Balances included in "Gain/(loss) on investments in debt and equity securities" in the Consolidated Statements of Operations.
Changes in the fair value of equity investments are recognized in net income.

(in thousands of $)	2022	2021
Frontline*	—	10,238
NorAm Drilling	7,283	1,292
Total shares	7,283	11,530
*As of December 31, 2022, the carrying value of the shares held in Frontline plc (formerly Frontline Limited) (“Frontline”) pledged to creditors is $0.0 (2021: $10.2 million).
Schedule of corporate bonds
The corporate bonds are classified as available-for-sale securities and are recorded at fair value, with unrealized gains and losses recorded as a separate component of "Other comprehensive income".

	Year ended December 31, 2022			Year ended December 31, 2021
(in thousands of $)	Amortised Cost	Unrealised gains/ (losses)*	Fair value	Amortised Cost	Unrealised gains/ (losses)*	Fair value

NorAm Drilling	—	—	—	4,132	487	4,619
NT Rig Holdco 12%	—	—	—	4,917	144	5,061
NT Rig Holdco 7.5%	—	—	—	—	—	—
Total corporate bonds	—	—	—	9,049	631	9,680